Equity (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Financial Liabilities and Equity	Financing liabilities and equity of Honda as of March 31, 2020 and 2021 are as follows:

	Yen (millions)
	2020	2021
Financing liabilities	¥7,469,686	¥7,720,985
Equity	8,286,023	9,372,839

Total Number of Shares Authorized and Issued
The Company’s total number of shares authorized and issued for the years ended March 31, 2019, 2020 and 2021 are as follows:

	Shares
	2019	2020	2021
Total number of authorized shares
Balance at end of year
Common shares, no par value	7,086,000,000	7,086,000,000	7,086,000,000
Total number of issued shares
Balance at beginning of year	1,811,428,430	1,811,428,430	1,811,428,430
Changes during the year	—	—	—
Balance at end of year	1,811,428,430	1,811,428,430	1,811,428,430

Total Number of Treasury Stock Held	The total number of the Company’s treasury stock held by Honda as of March 31, 2019, 2020 and 2021 is as follows:

	Shares
	2019	2020	2021
Common shares	51,867,045	84,818,644	84,773,162

Changes in Other Components of Equity
The changes in other components of equity for the years ended March 31, 2019, 2020 and 2021 are as follows:

	Yen (millions)
	Remeasurements of defined benefit plans	Net changes in revaluation of financial assets measured at fair value through other comprehensive income	Exchange differences on translating foreign operations	Total
Balance as of April 1, 2018	¥—	¥105,405	¥72,887	¥178,292

Effect of changes in accounting policy	¥—	¥(208)	¥—	¥(208)

Effect of hyperinflation	—	—	14,896	14,896

Adjusted balance as of April 1, 2018	¥—	¥105,197	¥87,783	¥192,980

Adjustment during the year	¥(23,383)	¥(26,696)	¥77,372	¥27,293
Reclassification to retained earnings	23,383	(29,273)	—	(5,890)

Balance as of March 31, 2019	¥—	¥49,228	¥165,155	¥214,383

Adjustment during the year	¥(102,230)	¥(24,559)	¥(304,670)	¥(431,459)
Reclassification to retained earnings	102,230	207	—	102,437

Balance as of March 31, 2020	¥—	¥24,876	¥(139,515)	¥(114,639)

Adjustment during the year	¥239,801	¥69,876	¥247,655	¥557,332
Reclassification to retained earnings	(239,801)	(6,182)	—	(245,983)

Balance as of March 31, 2021	¥—	¥88,570	¥108,140	¥196,710

Each Component of Other Comprehensive Income and Related Tax Effect Including Non-controlling Interests
Each component of other comprehensive income and related tax effect including non-controlling
interests for the years ended March 31, 2019, 2020 and 2021 are as follows:
For the year ended March 31, 2019

	Yen (millions)
	Before-tax	Tax benefit (expense)	Net-of-tax
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans:
Amount incurred during the year	¥(25,538)	¥1,793	¥(23,745)

Net changes	(25,538)	1,793	(23,745)

Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	(34,898)	10,852	(24,046)

Net changes	(34,898)	10,852	(24,046)

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	(3,029)	192	(2,837)

Net changes	(3,029)	192	(2,837)

Items that may be reclassified subsequently to profit or loss:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	378	(55)	323
Reclassification to profit or loss	(88)	(7)	(95)

Net changes	290	(62)	228

Exchange differences on translating foreign operations:
Amount incurred during the year	97,122	(443)	96,679
Reclassification to profit or loss	(1,554)	443	(1,111)

Net changes	95,568	—	95,568

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	(19,793)	946	(18,847)
Reclassification to profit or loss	—	—	—

Net changes	(19,793)	946	(18,847)

Total other comprehensive income	¥12,600	¥13,721	¥26,321

For the year ended March 31, 2020

	Yen (millions)
	Before-tax	Tax benefit (expense)	Net-of-tax
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans:
Amount incurred during the year	¥(132,188)	¥29,205	¥(102,983)

Net changes	(132,188)	29,205	(102,983)

Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	(33,565)	10,204	(23,361)

Net changes	(33,565)	10,204	(23,361)

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	(1,735)	185	(1,550)

Net changes	(1,735)	185	(1,550)

Items that may be reclassified subsequently to profit or loss:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	356	(47)	309
Reclassification to profit or loss	(31)	1	(30)

Net changes	325	(46)	279

Exchange differences on translating foreign operations:
Amount incurred during the year	(292,590)	(176)	(292,766)
Reclassification to profit or loss	(611)	176	(435)

Net changes	(293,201)	—	(293,201)

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	(31,054)	661	(30,393)
Reclassification to profit or loss	—	—	—

Net changes	(31,054)	661	(30,393)

Total other comprehensive income	¥(491,418)	¥40,209	¥(451,209)

For the year ended March 31, 2021

	Yen (millions)
	Before-tax	Tax benefit (expense)	Net-of-tax
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans:
Amount incurred during the year	¥327,604	¥(89,342)	¥238,262

Net changes	327,604	(89,342)	238,262

Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	93,450	(25,847)	67,603

Net changes	93,450	(25,847)	67,603

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	5,186	(276)	4,910

Net changes	5,186	(276)	4,910

Items that may be reclassified subsequently to profit or loss:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	(107)	1	(106)
Reclassification to profit or loss	82	(19)	63

Net changes	(25)	(18)	(43)

Exchange differences on translating foreign operations:
Amount incurred during the year	239,097	—	239,097
Reclassification to profit or loss	—	—	—

Net changes	239,097	—	239,097

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	27,046	377	27,423
Reclassification to profit or loss	(73)	—	(73)

Net changes	26,973	377	27,350

Total other comprehensive income	¥692,285	¥(115,106)	¥577,179

Components of Other Comprehensive Income Included in Non-controlling Interests
The components of other comprehensive income included in non-controlling interests for the years ended March 31, 2019, 2020 and 2021 are as follows:
	Yen (millions)
	2019	2020	2021
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans	¥(338)	¥(753)	¥1,030
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	17	(73)	25
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations	(651)	(18,924)	18,792

Total	¥(972)	¥(19,750)	¥19,847

Dividends from Retained Earnings
The amounts recognized as dividends of retained earnings for the years ended March 31, 2019, 2020 and 2021 are as follows:
1) Dividend payout
For the year ended March 31, 2019

Resolution	The Board of Directors Meeting on April 27, 2018
Type of shares	Common shares
Total amount of dividends (millions of yen)	48,013
Dividend per share (yen)	27.00
Record date	March 31, 2018
Effective date	May 30, 2018

Resolution	The Board of Directors Meeting on July 31, 2018
Type of shares	Common shares
Total amount of dividends (millions of yen)	47,682
Dividend per share (yen)	27.00
Record date	June 30, 2018
Effective date	August 28, 2018

Resolution	The Board of Directors Meeting on October 30, 2018
Type of shares	Common shares
Total amount of dividends (millions of yen)	49,287
Dividend per share (yen)	28.00
Record date	September 30, 2018
Effective date	November 28, 2018

Resolution	The Board of Directors Meeting on February 1, 2019
Type of shares	Common shares
Total amount of dividends (millions of yen)	49,287
Dividend per share (yen)	28.00
Record date	December 31, 2018
Effective date	February 28, 2019

For the year ended March 31, 2020

Resolution	The Board of Directors Meeting on May 8, 2019
Type of shares	Common shares
Total amount of dividends (millions of yen)	49,287
Dividend per share (yen)	28.00
Record date	March 31, 2019
Effective date	June 3, 2019

Resolution	The Board of Directors Meeting on August 2, 2019
Type of shares	Common shares
Total amount of dividends (millions of yen)	49,287
Dividend per share (yen)	28.00
Record date	June 30, 2019
Effective date	August 30, 2019

Resolution	The Board of Directors Meeting on November 8, 2019
Type of shares	Common shares
Total amount of dividends (millions of yen)	49,287
Dividend per share (yen)	28.00
Record date	September 30, 2019
Effective date	November 29, 2019

Resolution	The Board of Directors Meeting on February 7, 2020
Type of shares	Common shares
Total amount of dividends (millions of yen)	48,932
Dividend per share (yen)	28.00
Record date	December 31, 2019
Effective date	March 4, 2020

For the year ended March 31, 2021

Resolution	The Board of Directors Meeting on May 12, 2020
Type of shares	Common shares
Total amount of dividends (millions of yen)	48,363
Dividend per share (yen)	28.00
Record date	March 31, 2020
Effective date	June 3, 2020

Resolution	The Board of Directors Meeting on August 5, 2020
Type of shares	Common shares
Total amount of dividends (millions of yen)	18,999
Dividend per share (yen)	11.00
Record date	June 30, 2020
Effective date	September 4, 2020

Resolution	The Board of Directors Meeting on November 6, 2020
Type of shares	Common shares
Total amount of dividends (millions of yen)	32,818
Dividend per share (yen)	19.00
Record date	September 30, 2020
Effective date	December 2, 2020

Resolution	The Board of Directors Meeting on February 9, 2021
Type of shares	Common shares
Total amount of dividends (millions of yen)	44,909
Dividend per share (yen)	26.00
Record date	December 31, 2020
Effective date	March 8, 2021
2) Dividends payable of which record date was in the year ended March 31, 2021, effective after the period

Resolution	The Board of Directors Meeting on May 14, 2021
Type of shares	Common shares
Resource for dividend	Retained earnings
Total amount of dividends (millions of yen)	93,272
Dividend per share (yen)	54.00
Record date	March 31, 2021
Effective date	June 7, 2021